KEMPER TAX-FREE INCOME FUNDS
                           Kemper Municipal Bond Fund
                     Kemper Intermediate Municipal Bond Fund
                     Kemper California Tax-Free Income Fund
                       Kemper Florida Tax-Free Income Fund
                      Kemper New York Tax-Free Income Fund
                        Kemper Ohio Tax-Free Income Fund
                            SUPPLEMENT TO PROSPECTUS
                                 JANUARY 1, 1999

                          -----------------------------

The following information replaces disclosure in the "Portfolio Management" section of the Prospectus on pages 30-32:

Eleanor R. Brennan is the Lead Portfolio Manager for each of Kemper California Tax-Free Income Fund, Kemper Florida Tax-Free Income Fund, and Kemper Ohio Tax-Free Income Fund; is a Co-Lead Portfolio Manager for Kemper Municipal Bond Fund; and is a Portfolio Manager for Kemper New York Tax-Free Income Fund. She joined the Florida and Municipal Bond Funds in 1998, joined the California, Ohio and New York Funds in 1999, and joined Scudder Kemper Investments in 1995. She began her investment career in 1990. Prior to joining Scudder Kemper, Ms. Brennan was an assistant portfolio manager for an unaffiliated investment management firm.

Ashton P. Goodfield is the Lead Portfolio Manager for Kemper New York Tax-Free Income Fund and for Kemper Intermediate Municipal Bond Fund. She joined the New York Fund in 1999, joined the Intermediate Municipal Bond Fund in 1998, and joined Scudder Kemper Investments in 1986. She began her investment career in 1986 as a member of the portfolio management teams of certain other affiliated mutual funds.

Philip G. Condon is the Lead Portfolio Manager for Kemper Municipal Bond Fund and is a Portfolio Manager for Kemper Intermediate Municipal Bond Fund. He joined each of the Funds in 1999 and joined Scudder Kemper Investments in 1983, and is director of the Municipal Bond Research Department. He began his investment career in 1976.

Matthew J. Caggiano is a Portfolio Manager for Kemper California Tax-Free Income Fund and for Kemper Municipal Bond Fund. He joined each of the Funds in 1999 and joined Scudder Kemper Investments in 1991, and also serves as the principal municipal bond trader for affiliated insurance asset management accounts. He started his investment career in 1989.

Rebecca L. Wilson is a Portfolio Manager for Kemper Florida Tax-Free Income Fund and Kemper Ohio Tax-Free Income Fund. She joined the Florida Fund in 1999, joined the Ohio Fund in 1998 and joined Scudder Kemper Investments in 1986, and has served as a portfolio manager for certain other affiliated mutual funds. She began her investment career in 1986.















May 19, 1999